Note 14 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carry forwards	$ 19,006,668	$ 18,234,015
Stock based compensation	231,984	162,199
Basis difference in goodwill	524,823	829,009
Basis difference in fixed assets	1,589	3,786
Basis difference in intangible assets	2,278,085	1,968,335
Allowance for bad debt (US)
Stock price guarantee adjustment
Valuation allowance for deferred tax assets	(22,043,149)	(21,197,343)
Total deferred tax assets
Deferred tax liabilities:
Basis difference in goodwill
Basis difference in fixed assets
Basis difference in intangible assets
Total deferred tax liabilities
Net deferred taxes